LEASES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right-of-use assets	$ 42	$ 55	$ 0
Operating lease liabilities, current	18	19	0
Operating lease liabilities, long-term	$ 20	$ 38	$ 0
Weighted average remaining lease term (in years)	2 years	2 years 9 months	0 years
Weighted average discount rate	7.85%	7.85%	0.00%